Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party
(13) Related Party
From time to time, the Company does business with a number of other companies affiliated with Blackstone, which cannot be presumed to be carried out at an arm’s-length
basis. During the periods presented, Blackstone had an interest in Alight, Inc. (“Alight”), Custom Ink and Mphasis Limited (“Mphasis”), entities that supply TaskUs with certain consulting services and promotional items. During the six months ended June 30, 2021, the Company made payments of $0.4 million to Alight. During the six months ended June 30, 2021, the Company made payments of $0.2 million to Custom Ink. During the six months ended June 30, 2020, the Company made payments of $0.2 million to Mphasis.
During the periods presented, Blackstone had an interest in Vivint Smart Home, Inc. (“Vivint”), North American Bancard, and Custom Ink, entities that are TaskUs customers. During the six months ended June 30, 2021, the Company received payments of $0.8 million, $0.6 million, and $0.7 million from Vivint, North American Bancard and Custom Ink, respectively.
Underwriting of IPO
Blackstone Securities Partners L.P., an affiliate of Blackstone, served as underwriter of 1,380,000 of the 15,180,000 million shares of Class A common stock sold in the IPO, with underwriting discounts and commissions of $1.265 per share paid by the Company and selling stockholders.

(13) Related Party
In connection with the closing of the Blackstone Acquisition, TaskUs and TaskUs Holdings entered into a support and services agreement (the “Support and Services Agreement”) with Blackstone Capital Partners VII L.P. and Blackstone Capital Partners Asia L.P. and Blackstone Management Partners L.L.C. (“BMP”), an affiliate of our Sponsor. Under the Support and Services Agreement, we reimburse BMP and its affiliates for expenses related to support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s portfolio companies, as well as healthcare-related services provided by Blackstone’s Equity Healthcare group and Blackstone’s group purchasing program. The Support and Services Agreement also requires us to, among other things, make certain information available to Blackstone and to indemnify BMP and its affiliates against certain claims. During the years ended December 31, 2020 and 2019, the Company made payments of $0.3 million and $0.1 million, respectively, pursuant to the Support and Services Agreement.
From time to time, the Company does business with a number of other companies affiliated with Blackstone, which cannot be presumed to be carried out at an arm’s-length
basis. During the periods

presented, Blackstone had an interest in Mphasis Limited (“Mphasis”), an entity that supplies TaskUs with certain consulting services. During the year ended December 31, 2020, the Company made payments of $0.2 million.
Similarly, from time to time, the Company does business with entities affiliated with members of our Board of Directors, which cannot be presumed to be carried out at an arm’s length basis. A management consulting firm affiliated with a member of our Board of Directors provides consulting services to the Company. During the year ended December 31, 2020, the Company incurred fees related to consulting services provided of $0.3 million.